WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2012
Schedule Of Share Based Payment Award Warrants Derivative Liability Valuation Assumptions [Line Items]
Volatility		60.30%
Expected term (years)		4 years 8 months 12 days
Risk-free interest rate		0.70%
Dividend yield		0.00%
Liability Classified Warrants [Member]
Schedule Of Share Based Payment Award Warrants Derivative Liability Valuation Assumptions [Line Items]
Calculated aggregate value (in thousands)	$ 1,010	$ 1,176
Exercise price per share of warrant	$ 1.50	$ 1.50
Closing price per share of common stock	$ 2.15	$ 2.20
Volatility	50.00%	54.00%
Expected term (years)	3 months 18 days	6 months
Risk-free interest rate	0.07%	0.11%
Dividend yield	0.00%	0.00%